REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Disclosure of Detailed Information About Timing Of Revenue [Table Text Block]
A disaggregation of the Group’s revenue for the year based on timing of revenue recognition is as follows:

	2022	2021	2020
	US$’000	US$’000	US$’000
Over time:
Charter hire	193,631	210,079	81,212
Freight revenue	236,327	245,179	122,766
Vessel revenue	429,958	455,258	203,978

Management fees	521	581	1,526
Other	521	581	1,526

At a point in time:
Sale of ships	29,600	-	4,937
Sale of bunkers and other consumables	381	-	241
Ship sales	29,981	-	5,178

	460,460	455,839	210,682